Consolidated Statements of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 327	$ 323	$ 1,270
Adjustments to reconcile net income to cash provided by operating activities	826	877	941
Changes in non-cash operating working capital	72	60	127
Cash provided by operating activities	1,225	1,260	2,338
Investing Activities
Additions to property, plant and equipment	(651)	(893)	(1,217)
Other assets and intangible assets	(1)	(2)	(67)
Cash used in investing activities	(652)	(895)	(1,284)
Financing Activities
Proceeds from long-term debt obligations		496	494
Repayment of, and finance costs on, long-term debt obligations	(501)	(8)	(502)
Proceeds from (repayment of) short-term debt obligations	341	(128)	(19)
Dividends	(330)	(809)	(1,204)
Issuance of common shares	1	25	53
Cash used in financing activities	(489)	(424)	(1,178)
Increase (Decrease) in Cash and Cash Equivalents	84	(59)	(124)
Cash and Cash Equivalents, Beginning of Year	32	91	215
Cash and Cash Equivalents, End of Year	116	32	91
Cash and cash equivalents comprised of:
Cash	14	13	30
Short-term investments	102	19	61
Cash and Cash Equivalents, End of Year	$ 116	$ 32	$ 91